Cover Page	Jan. 26, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2022
Document Fiscal Year Focus	2022
Entity Registrant Name	SIGNA Sports United N.V.
Entity Central Index Key	0001869858
Current Fiscal Year End Date	--09-30